Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	653,857,148.19	31,043
Yield Supplement Overcollateralization Amount 12/31/19	35,933,062.43	0
Receivables Balance 12/31/19	689,790,210.62	31,043
Principal Payments	25,390,985.04	563
Defaulted Receivables	1,470,824.69	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	33,947,416.21	0
Pool Balance at 01/31/20	628,980,984.68	30,418

Pool Statistics	$ Amount	# of Accounts
Pool Factor	59.43%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	6,343,969.62	247
Past Due 61-90 days	2,270,444.63	89
Past Due 91-120 days	455,624.15	23
Past Due 121+ days	0.00	0
Total	9,070,038.40	359

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	866,327.51
Aggregate Net Losses/(Gains) - January 2020	604,497.18
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.05%
Prior Net Losses Ratio	1.22%
Second Prior Net Losses Ratio	1.13%
Third Prior Net Losses Ratio	0.72%
Four Month Average	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.76%

Overcollateralization Target Amount	7,233,281.32
Actual Overcollateralization	7,233,281.32
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.78%
Weighted Average Remaining Term	51.33

Flow of Funds	$ Amount

Collections	28,671,708.26
Investment Earnings on Cash Accounts	6,222.54
Servicing Fee	(574,825.18)
Transfer to Collection Account	-
Available Funds	28,103,105.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,599,969.44
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,706,806.31
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,233,281.32
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,766,790.30

Total Distributions of Available Funds	28,103,105.62

Servicing Fee	574,825.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 01/15/20	646,337,790.99
Principal Paid	24,590,087.63
Note Balance @ 02/18/20	621,747,703.36

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2a
Note Balance @ 01/15/20	141,374,256.89
Principal Paid	20,199,000.55
Note Balance @ 02/18/20	121,175,256.34
Note Factor @ 02/18/20	37.6320672%

Class A-2b
Note Balance @ 01/15/20	30,733,534.10
Principal Paid	4,391,087.08
Note Balance @ 02/18/20	26,342,447.02
Note Factor @ 02/18/20	37.6320672%

Class A-3
Note Balance @ 01/15/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	351,000,000.00
Note Factor @ 02/18/20	100.0000000%

Class A-4
Note Balance @ 01/15/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	76,260,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	31,320,000.00
Note Factor @ 02/18/20	100.0000000%

Class C
Note Balance @ 01/15/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	15,650,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,746,227.69
Total Principal Paid	24,590,087.63
Total Paid	26,336,315.32

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	354,613.76
Principal Paid	20,199,000.55
Total Paid to A-2a Holders	20,553,614.31

Class A-2b
One-Month Libor	1.67625%
Coupon	1.81625%
Interest Paid	52,718.68
Principal Paid	4,391,087.08
Total Paid to A-2b Holders	4,443,805.76

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6770816
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6163841
Total Distribution Amount	25.2934657

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1012850
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	62.7298154
Total A-2a Distribution Amount	63.8311004

A-2b Interest Distribution Amount	0.7531240
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	62.7298154
Total A-2b Distribution Amount	63.4829394

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	69.41
Noteholders' Third Priority Principal Distributable Amount	636.44
Noteholders' Principal Distributable Amount	294.15

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/20	2,609,619.51
Investment Earnings	3,759.84
Investment Earnings Paid	(3,759.84)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51